Income Taxes - Summary of Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (2,205)	$ (2,463)
Deferred income tax (liability) asset	(2,187)	(2,453)	$ (2,428)
Deferred income tax recovery (expense) recognized in net income	273	19	(203)
Tax loss and other carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	13	118
Deferred income tax recovery (expense) recognized in net income	(105)	116	(1)
Asset retirement obligations and accrued environmental costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	120	176
Deferred income tax recovery (expense) recognized in net income	(56)	2
Derivative instrument liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	13	35
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	4	6
Deferred income tax recovery (expense) recognized in net income	(2)	(25)	9
Post-retirement benefits and share-based compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	124	166
Deferred income tax recovery (expense) recognized in net income	(22)	13	5
Other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	11	22
Deferred income tax recovery (expense) recognized in net income	(11)	8	(7)
Property plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(2,458)	(2,930)
Deferred income tax recovery (expense) recognized in net income	472	(93)	(212)
Investments in equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities		(35)
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(14)	(11)
Deferred income tax recovery (expense) recognized in net income	$ (3)	$ (2)	$ 3